SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended	12 Months Ended
	Feb. 06, 2026	Feb. 02, 2026	Jan. 26, 2026	Jan. 16, 2026	Jan. 06, 2026	Jan. 01, 2026	May 13, 2025	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 08, 2026	Feb. 13, 2025	Jan. 22, 2025	Dec. 30, 2024	Oct. 02, 2024	Sep. 27, 2024
Subsequent Event [Line Items]
Reverse stock split							1-for-40		1 for 40
Common stock, par value									$ 0.0001	$ 0.0001
Principal amount									$ 163,817	$ 279,878		$ 31,250	$ 31,250	$ 40,625	$ 62,500	$ 1,066,391
Preferred stock, authorized and unissued									10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.0001	$ 0.0001
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares										505
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split				1-for-40
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, authorized and unissued		25,000
Preferred stock, conversion term		The shares of Preferred Stock will be convertible immediately upon issuance, at the option of the holder, at the Conversion Price, subject to a conversion cap that limits the conversion of the Preferred Stock such that an Investor may not beneficially own more than 4.99% (the “Maximum Percentage”) of the shares of common stock that would be issued and outstanding following such conversion. An Investor may decrease or increase the Maximum Percentage by written notice to the Company from time to time to any other percentage not in excess of 9.99%, provided that any increase in the Maximum Percentage will not be effective until the sixty-first (61st) day after such notice is delivered to the Company, provided further that a holder shall not convert any Preferred Stock to the extent that, after giving effect to such conversion, the aggregate number of shares of common stock issued or issuable upon conversion of the Preferred Stock would exceed 19.99% of the issued and outstanding shares of the Company’s common stock unless and until the Company has obtained the shareholder approval required by Nasdaq Listing Rule 5636(d)
Subsequent Event [Member] | Arena Business Solutions Global SPC II Ltd [Member]
Subsequent Event [Line Items]
Additional payment of commitment fee shares								6,066
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Remaining debt converted into common stock								48,755
Remaining debt converted into common stock, value								$ 163,817
Subsequent Event [Member] | 2024 Stock Incentive Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized											4,890,000
Common stock, par value											$ 0.0001
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Debt conversion amount						$ 1,750,000
Exchange description						upon a financing in excess of $3,000,000 (a “Financing”), the Company may repay part or all of any Holder’s Outstanding Balance. Upon a Financing, a Holder may elect to receive cash proceeds from any Financing in an amount equal to twenty five percent (25%) of such Holder’s Outstanding Balance, to be applied to such Holder’s Outstanding Balance. If a Holder elects to require any part of its Outstanding Balance to be repaid from the proceeds of a Financing, it can elect to receive up to 33.33% of the aggregate proceeds of such Financing
Remaining debt converted into common stock								645,755
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | RBW Capital Partners LLC [Member]
Subsequent Event [Line Items]
Payments for Other Fees					$ 900,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Debt conversion amount	$ 943,801				$ 943,801
Preferred stock, conversion term	The shares of Preferred Stock will be convertible immediately upon issuance, at the option of the holder, at the Conversion Price, subject to a conversion cap that limits the conversion of the Preferred Stock such that an Investor may not beneficially own more than 4.99% of the shares of Common Stock that would be issued and outstanding following such conversion (the “Maximum Percentage”). An Investor may decrease or increase the Maximum Percentage by written notice to the Company from time to time to any other percentage not in excess of 9.99%, provided that any increase in the Maximum Percentage will not be effective until the sixty-first (61st) day after such notice is delivered to the Company, provided further that a holder shall not convert any Preferred Stock to the extent that, after giving effect to such conversion, the aggregate number of shares of Common Stock issued or issuable upon conversion of the Preferred Stock would exceed 19.99% of the issued and outstanding shares of the Company’s Common Stock unless and until the Company has obtained the shareholder approval required by Nasdaq Listing Rule 5636(d) (“Shareholder Approval”)
Sale of Stock, Number of Shares Issued in Transaction	25,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Issuance of common stock, shares	13,750				13,750
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 11,000,000				$ 11,000,000
Offering description	the Company will file a proxy statement with the United States Securities and Exchange Commission (the “Commission”) seeking the approval of its stockholders for (i) the transactions contemplated by the Securities Purchase Agreement, (ii) the issuance of the Preferred Stock and the Common Stock issuable upon the conversion of the Preferred Stock, (iii) a reverse stock split of the Company’s Common Stock at a range of one for five (1-for-5) to a maximum of one for five hundred (1-for-500) shares, whether effected in a single transaction or in multiple transactions, and all related amendments to the Company’s certificate of incorporation, and (iv) an amendment to the Company’s certificate of incorporation to effect an increase in the Company’s authorized shares to the extent required to issue the securities. Pursuant to the Securities Purchase Agreement, the Company shall file the proxy statement within ten (10) business days after the initial closing
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Preferred Stock [Member] | Second Closing [Member]
Subsequent Event [Line Items]
Issuance of common stock, shares					12,500
Proceeds from Issuance of Preferred Stock and Preference Stock					$ 10,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Debentures [Member]
Subsequent Event [Line Items]
Principal amount			$ 2,173,913
Subscription price			$ 2,000,000
Maturity date			Apr. 23, 2026
Original issue discount percentage			8.00%
Gross proceeds			$ 8,000,000
Common stock issued as incentive shares			790,000